DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	£ (1,437)	£ (1,333)
Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	641	405
Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	60	72
Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(510)	(680)
Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(141)	(263)
Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	33	0
Interest rate | Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	570	186
Interest rate | Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(32)	(32)
Interest rate | Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	9	(11)
Interest rate | Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	285	651
Hedge ineffectiveness recognised in the income statement	(7)	98
Hedged cashflows will no longer occur	0	0
Hedged item affected income statement	(377)	(362)
Interest rate | Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	97	237
Hedge ineffectiveness recognised in the income statement	5	36
Hedged cashflows will no longer occur	0	0
Hedged item affected income statement	(79)	(66)
Interest rate | Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(22)	0
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cashflows will no longer occur	0	0
Hedged item affected income statement	23	6
Foreign exchange | Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		(265)
Hedge ineffectiveness recognised in the income statement		0
Hedged item affected income statement		(92)
Foreign exchange | Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(129)
Hedge ineffectiveness recognised in the income statement	0
Hedged cashflows will no longer occur	(6)	(101)
Hedged item affected income statement	(62)
Foreign exchange | Cash flow hedges | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	3	(22)
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cashflows will no longer occur	0	0
Hedged item affected income statement	£ 5	£ 7